INCOME TAXES (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Net operating loss carryforwards	$ 27,513	$ 0
Total deferred tax assets	27,513	0
Deferred tax liabilities
Property and equipment	31,060	0
Total deferred tax liabilities	$ 31,060	$ 0